Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carryforwards	$ 621	$ 621
Pension and other employee compensation	28	50
Property, plant and equipment	56	60
Operating lease liability	11	11
Other, net	84	87
Total	800	829
Total deferred income tax liabilities:
Pension and other employee compensation	(25)	(36)
Property, plant and equipment	(28)	(42)
Operating lease, right of use asset	(9)	(10)
Other, net	(8)	0
Total	(70)	(88)
Net deferred tax assets before valuation allowance	730	741
Valuation allowance	(719)	(664)
Net deferred tax assets	11	77
Non-current deferred tax assets	11	77
Non-current deferred tax liabilities	0	0
Net deferred tax assets	$ 11	$ 77